UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08390

Cash Management Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31 2008

Item 1. Reports to Stockholders

Cash Management Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS

Asset Backed Securities — 1.4%
Principal Amount (000's omitted)	Security	Value
$3,732	AMCAR, Series 2008-AF, Class A1, 2.694%, 6/12/09	$3,731,866
969	CNH Equipment Trust, Series 2008-A, Class A1, 2.753%, 5/11/09	969,342
5,974	CNH Equipment Trust, Series 2008-B, Class A1, 2.917%, 6/12/09	5,973,914
2,880	FORDO, Series 2008-B, Class A1, 2.766%, 5/15/09	2,879,647
8,323	HAROT, Series 2008-1, Class A1, 2.916%, 7/20/09	8,322,585
7,537	HART, Series 2008-A, Class A1, 2.849%, 7/15/09	7,537,367
2,579	JDOT, Series 2008-A, Class A1, 2.741%, 5/8/09	2,578,550
Total Asset Backed Securities (identified cost $31,993,271)		$31,993,271
Certificates of Deposit — 3.1%
Principal Amount (000's omitted)	Security	Value
$10,000	Abbey National Treasury Services PLC, 4.828%, 2/13/09(1)	$10,000,000
21,000	Bank of Ireland, CT, 4.353%, 3/3/09(1)	21,000,000
17,000	Barclays Bank PLC, NY, 5.038%, 3/12/09(1)	17,000,000
19,384	Royal Bank of Canada, NY, 4.605%, 4/16/09(1)	19,371,647
5,000	Royal Bank of Canada, NY, 5.29%, 2/2/09(1)	5,027,978
Total Certificates of Deposit (amortized cost $72,399,625)		$72,399,625
Commercial Paper — 14.1%
Principal Amount (000's omitted)	Security	Value
Banks and Money Services — 12.8%
$18,500	Abbey National, LLC, 2.735%, 12/4/08	$18,453,619
15,000	American Express Credit Corp., 2.78%, 12/12/08	14,952,508
18,000	American Express Credit Corp., 2.87%, 11/6/08	17,992,825
20,000	Australia and New Zealand Banking Group, Ltd., 2.214%, 10/2/09(1)(2)	20,000,000
10,000	Bank of America Corp., 2.82%, 1/7/09	9,947,516
8,629	BNP Paribas Finance, Inc., 2.84%, 11/10/08	8,622,873
25,000	BNP Paribas Finance, Inc., 2.851%, 12/29/08	24,885,168
10,000	CBA (DE) Finance, Inc., 2.72%, 11/21/08	9,984,889
15,000	CBA (DE) Finance, Inc., 2.73%, 12/4/08	14,962,463
20,000	HSBC Finance Corp., 2.75%, 12/1/08	19,954,167
9,530	ING (US) Funding, LLC, 2.73%, 11/17/08	9,518,437
20,000	JPMorgan Chase & Co., 2.80%, 1/9/09	19,892,667

Principal Amount (000's omitted)	Security	Value
Banks and Money Services (continued)
$17,000	Macquarie Bank Ltd., 2.905%, 12/9/08(2)	$16,947,871
17,000	Macquarie Bank Ltd., 4.869%, 4/21/09(1)(2)	17,000,000
14,000	Morgan Stanley, 2.83%, 11/14/08	13,985,692
14,500	Societe Generale North America, Inc., 2.80%, 11/19/08	14,479,700
16,000	UBS Finance Delaware, LLC, 2.80%, 11/10/08	15,988,800
15,000	UBS Finance Delaware, LLC, 2.84%, 12/5/08	14,959,766
12,500	UBS Finance Delaware, LLC, 2.95%, 11/10/08	12,490,782
		$295,019,743
Insurance — 1.3%
$15,000	Prudential Financial, Inc., 2.85%, 11/13/08(2)	$14,985,750
15,000	Prudential Financial, Inc., 2.97%, 12/1/08(2)	14,962,875
		$29,948,625
Total Commercial Paper (identified cost $324,968,368)		$324,968,368
Corporate Bonds & Notes — 19.6%
Principal Amount (000's omitted)	Security	Value
Automotive — 0.9%
$20,000	Toyota Motor Credit Corp., MTN, 4.57%, 1/15/09(1)	$20,000,000
		$20,000,000
Banks and Money Services — 15.6%
$12,000	American Honda Finance Corp., MTN, 2.924%, 5/5/09(1)(3)	$12,000,000
21,000	American Honda Finance Corp., MTN, 3.006%, 3/18/09(1)(3)	21,000,000
7,250	Australia and New Zealand Banking Group, Ltd., 3.021%, 10/2/09(1)(3)	7,250,000
3,800	Bank of America Corp., 2.819%, 6/12/09(1)	3,795,487
17,250	Bank of America Corp., 4.35%, 10/3/09(1)	17,250,000
25,000	Citigroup Funding, Inc., MTN, 3.678%, 5/8/09(1)	24,998,087
7,400	Commonwealth Bank of Australia, 4.35%, 10/2/09(1)(3)	7,400,000
23,000	Fortis Bank, NY, 4.493%, 11/19/08(1)(3)	23,000,000
9,500	Goldman Sachs Group, Inc., 6.65%, 5/15/09	9,660,424
8,317	HSBC Finance Corp., 4.125%, 12/15/08	8,306,791
2,720	HSBC Finance Corp., 4.75%, 5/15/09	2,732,444
6,527	HSBC Finance Corp., 5.875%, 2/1/09	6,561,624
10,000	IBM International Group Capital, 3.031%, 9/25/09(1)(3)	10,000,000
18,500	ING Bank NV, 3.726%, 7/24/09(1)(3)	18,500,000

See notes to financial statements

Cash Management Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Banks and Money Services (continued)
$25,000	Merrill Lynch & Co., 4.438%, 1/16/09(1)	$25,000,000
13,500	Merrill Lynch & Co., MTN, 4.61%, 5/20/09(1)	13,481,729
14,100	Morgan Stanley, 3.875%, 1/15/09	14,106,179
20,000	National Australia Bank Ltd., 2.858%, 9/11/09(1)(3)	19,958,366
15,000	National Australia Bank Ltd., 3.025%, 10/6/09(1)(3)	15,000,000
25,000	Rabobank Nederland, 2.993%, 10/9/09(1)(3)	25,000,000
6,600	Rabobank Nederland, 4.773%, 1/15/09(1)(3)	6,599,745
20,000	Societe Generale North America, Inc., 3.285%, 9/4/09(1)(3)	20,000,000
20,000	Totta Ireland PLC, 4.12%, 11/6/08(1)(3)	20,000,000
14,800	Unilever Capital Corp., 4.578%, 12/11/08(1)(3)	14,800,000
15,000	Wells Fargo & Co., 2.919%, 9/15/09(1)	14,998,735
		$361,399,611
Beverages — 0.7%
$16,000	Pepsi Bottling Holdings Inc., 5.625%, 2/17/09(3)	$16,125,928
		$16,125,928
Electrical and Electronic Equipment — 0.9%
$14,500	General Electric Capital Corp., MTN, 2.91%, 8/31/09(1)	$14,501,162
6,300	General Electric Capital Corp., MTN, 4.248%, 1/5/09(1)	6,300,067
		$20,801,229
Household Products — 0.6%
$5,000	Procter & Gamble Co., MTN, 2.844%, 9/9/09(1)	$5,000,000
8,600	Proctor & Gamble International Co., 2.879%, 2/19/09(1)	8,600,000
		$13,600,000
Insurance — 0.9%
$21,350	MetLife Global Funding I, 4.57%, 11/9/09(1)(3)	$21,350,000
		$21,350,000
Total Corporate Bonds & Notes (identified cost $453,276,768)		$453,276,768
U.S. Government Agency Obligations — 61.7%
Principal Amount (000's omitted)	Security	Value
	Federal Home Loan Bank:
$11,000	0.82%, 2/18/09	$11,000,000
15,000	2.817%, 9/10/09	15,000,000
43,950	Discount Note, 0.03%, 11/4/08	43,949,890

Principal Amount (000's omitted)	Security	Value
$4,468	Discount Note, 0.05%, 11/4/08	$4,467,981
50,000	Discount Note, 1.10%, 11/6/08	49,992,361
65,000	Discount Note, 1.00%, 11/13/08	64,978,333
50,000	Discount Note, 1.00%, 11/14/08	49,981,944
10,219	Discount Note, 1.00%, 11/18/08	10,214,174
50,000	Discount Note, 1.25%, 11/18/08	49,970,486
16,914	Discount Note, 1.25%, 11/20/08	16,902,841
25,000	Discount Note, 0.15%, 11/21/08	24,997,917
22,472	Discount Note, 1.20%, 11/21/08	22,457,019
42,107	Discount Note, 0.253%, 11/24/08	42,100,194
15,000	Discount Note, 1.087%, 11/24/08	14,989,583
50,000	Discount Note, 1.25%, 11/25/08	49,970,486
30,000	Discount Note, 1.00%, 11/26/08	29,979,167
50,000	Discount Note, 1.00%, 11/28/08	49,962,500
75,000	Discount Note, 1.20%, 11/28/08	74,932,500
15,399	Discount Note, 1.00%, 12/1/08	15,386,167
25,000	Discount Note, 1.75%, 1/27/09	24,894,271
20,000	Discount Note, 2.827%, 3/4/09	19,806,822
12,300	Discount Note, 2.841%, 3/17/09	12,167,988
25,000	Discount Note, 2.34%, 4/9/09	24,741,625
		$722,844,249
	Federal Home Loan Mortgage Corp.:
$8,600	2.80%, 6/29/09	$8,600,000
25,000	Discount Note, 1.10%, 11/5/08	24,996,944
10,000	Discount Note, 2.53%, 11/10/08	9,993,675
19,677	Discount Note, 1.00%, 11/26/08	19,663,335
50,000	Discount Note, 1.62%, 2/2/09	49,790,750
5,000	Discount Note, 2.65%, 2/2/09	4,965,771
30,000	Discount Note, 2.60%, 2/10/09	29,781,167
24,000	Discount Note, 2.60%, 2/18/09	23,811,067
25,000	Discount Note, 2.15%, 2/26/09	24,825,313
50,000	Discount Note, 2.15%, 2/27/09	49,647,639
50,000	Discount Note, 2.175%, 3/30/09	49,549,896
15,090	Discount Note, 2.20%, 3/31/09	14,951,675
		$310,577,232
	Federal National Mortgage Association:
$5,994	Discount Note, 1.00%, 11/10/08	$5,992,502
20,000	Discount Note, 2.38%, 11/14/08	19,982,811
11,535	Discount Note, 0.20%, 11/17/08	11,533,975
11,135	Discount Note, 0.15%, 11/19/08	11,134,165
22,345	Discount Note, 1.00%, 11/24/08	22,330,724
16,790	Discount Note, 1.72%, 1/12/09	16,732,242
17,468	Discount Note, 1.80%, 1/28/09	17,391,141
25,000	Discount Note, 2.15%, 2/9/09	24,850,695
25,000	Discount Note, 2.60%, 2/9/09	24,819,444

See notes to financial statements

Cash Management Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
$25,000	Discount Note, 2.60%, 2/17/09	$24,805,000
25,000	Discount Note, 2.60%, 2/20/09	24,799,583
50,000	Discount Note, 1.77%, 2/23/09	49,719,750
25,000	Discount Note, 1.80%, 2/24/09	24,856,250
13,063	Discount Note, 2.10%, 2/27/09	12,973,083
50,000	Discount Note, 1.70%, 3/11/09	49,693,056
15,000	Discount Note, 2.68%, 3/18/09	14,847,017
15,000	Discount Note, 2.75%, 3/19/09	14,841,875
17,705	Discount Note, 1.75%, 3/25/09	17,581,065
		$388,884,378
Total U.S. Government Agency Obligations (identified cost $1,422,305,859)		$1,422,305,859
Total Investments — 99.9% (identified cost $2,304,943,891)(4)		$2,304,943,891
Other Assets, Less Liabilities — 0.1%		$2,032,591
Net Assets — 100.0%		$2,306,976,482

AMCAR - AmeriCredit Automobile Receivables Trust

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

FORDO - Ford Credit Auto Owner Trust

HAROT - Honda Auto Receivables Owner Trust

HART - Hyundai Auto Receivables Trust

JDOT - John Deere Owner Trust

MTN - Medium-Term Note

(1)  Variable rate obligation. The stated interest rate represents the rate in effect at October 31, 2008.

(2)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of the securities is $257,984,039 or 11.2% of the Portfolio's net assets.

(4)  Cost for federal income taxes is the same.

See notes to financial statements

Cash Management Portfolio as of October 31, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2008

Assets
Investments, at amortized cost	$2,304,943,891
Cash	133
Interest receivable	3,259,101
Total assets	$2,308,203,125
Liabilities
Payable to affiliate for investment adviser fee	$1,078,560
Payable to affiliate for Trustees' fees	5,499
Accrued expenses	142,584
Total liabilities	$1,226,643
Net Assets applicable to investors' interest in Portfolio	$2,306,976,482
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$2,306,976,482
Total	$2,306,976,482

Statement of Operations

For the Year Ended
October 31, 2008

Investment Income
Interest	$82,019,897
Total investment income	$82,019,897
Expenses
Investment adviser fee	$11,223,304
Trustees' fees and expenses	52,371
Custodian fee	295,976
Legal and accounting services	84,441
Miscellaneous	72,286
Total expenses	$11,728,378
Deduct — Reduction of custodian fee	$169
Total expense reductions	$169
Net expenses	$11,728,209
Net investment income	$70,291,688
Realized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(2,656,769)
Net realized loss	$(2,656,769)
Net increase in net assets from operations	$67,634,919

See notes to financial statements

Cash Management Portfolio as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2008	Period Ended October 31, 2007(1)	Year Ended December 31, 2006
From operations — Net investment income	$70,291,688	$86,990,719	$12,890,290
Net realized loss from investment transactions, payments by affiliate and the disposal of investments which did not meet the Portfolio's investment guidelines	(2,656,769)	(196)	(2,730)
Net increase in net assets from operations	$67,634,919	$86,990,523	$12,887,560
Capital transactions — Contributions	$28,466,153,328	$24,122,874,395	$3,903,906,779
Withdrawals	(27,928,406,024)	(23,798,494,086)	(2,773,384,656)
Net increase in net assets from capital transactions	$537,747,304	$324,380,309	$1,130,522,123
Net increase in net assets	$605,382,223	$411,370,832	$1,143,409,683
Net Assets
At beginning of period	$1,701,594,259	$1,290,223,427	$146,813,744
At end of period	$2,306,976,482	$1,701,594,259	$1,290,223,427

(1)  For the ten months ended October 31, 2007.

See notes to financial statements

Cash Management Portfolio as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended	Period Ended		Year Ended December 31,
	October 31, 2008	October 31, 2007(1)		2006		2005		2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.50%	0.51	%(3)	0.54%		0.60%		0.59%	0.57%
Net investment income	3.02%	4.88	%(3)	4.67%		2.63%		0.78%	0.59%
Total Return	3.10%	4.14	%(5)	4.60	%(4)	2.67	%(4)	0.78%	0.60%

(1)  For the ten months ended October 31, 2007. The Portfolio changed its fiscal year-end from December 31 to October 31.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  During the years ended December 31, 2006 and December 31, 2005, the investment adviser reimbursed the Portfolio for net losses realized on the disposal of investments which did not meet the Portfolio's investment guidelines. The reimbursement had no effect on total return for the years ended December 31, 2006 and December 31, 2005.

(5)  Not annualized.

See notes to financial statements

Cash Management Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2008, Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund held an interest of 14.9% and 6.6%, respectively, in the Portfolio. The Portfolio is also available to other portfolios and funds managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM) and its affiliates for short-term investment purposes. At October 31, 2008, other portfolios and funds managed by BMR and EVM and its affiliates held interests totaling 78.5% of the Portfolio's net assets, of which Large-Cap Value Portfolio held a greater than 10% interest (19.9%).

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, the Portfolio may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The

Cash Management Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate 0.50% of the Portfolio's average daily net assets up to $1 billion, 0.475% from $1 billion up to $2 billion, 0.450% from $2 billion up to $5 billion, and at reduced rates as net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the year ended October 31, 2008, the adviser fee was 0.48% of the Portfolio's average daily net assets and amounted to $11,223,304.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, including maturities and paydowns, for the year ended October 31, 2008 were as follows:

Purchases
Investments (non-U.S. Government)	$51,467,141,602
U.S. Government and Agency Securities	3,283,706,468
$54,750,848,070
Sales
Investments (non-U.S. Government)	$1,647,616,225
U.S. Government and Agency Securities	1,500,894,558
$3,148,510,783

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2008.

5  Recently Issued Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principals generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Eaton Vance Cash Management Portfolio as of October 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Cash Management Portfolio:

We have audited the accompanying statement of assets and liabilities of Cash Management Portfolio (the "Portfolio"), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, and the statement of changes in net assets and the supplementary data for the year then ended and for the period from January 1, 2007 to October 31, 2007. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits. The statement of changes in net assets for the year ended December 31, 2006, and the supplementary data for the year ended December 31, 2006 and all prior periods presented were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and supplementary data in their report dated February 21, 2007.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Cash Management Portfolio as of October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the year then ended and for the period from January 1, 2007 to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 15, 2008

Eaton Vance Money Market Funds
Cash Management Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Cash Management Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Benjamin C. Esty	413,408,961	3,955,337
Thomas E. Faust Jr.	413,395,858	3,968,440
Allen R. Freedman	413,391,534	3,972,763
William H. Park	413,395,858	3,968,440
Ronald A. Pearlman	413,391,534	3,972,763
Helen Frame Peters	413,395,858	3,968,440
Heidi L. Steiger	413,395,858	3,968,440
Lynn A. Stout	413,395,858	3,968,440
Ralph F. Verni	413,378,431	3,985,866

Each nominee was also elected a Trustee of the Cash Management Portfolio.

Eaton Vance Money Market Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Benjamin C. Esty	79,954,436	866,348
Thomas E. Faust Jr.	79,911,472	909,313
Allen R. Freedman	79,904,356	916,428
William H. Park	79,961,552	859,233
Ronald A. Pearlman	79,913,229	907,556
Helen Frame Peters	79,950,772	870,013
Heidi L. Steiger	79,989,029	831,755
Lynn A. Stout	80,000,852	819,933
Ralph F. Verni	79,944,082	876,703

Each nominee was also elected a Trustee of the Cash Management Portfolio.

Cash Management Portfolio

The Cash Management Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Benjamin C. Esty	99%	1%
Thomas E. Faust Jr.	99%	1%
Allen R. Freedman	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Helen Frame Peters	99%	1%
Heidi L. Steiger	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Cash Management Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund (the "Funds") invest, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board also considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. Each Fund is maintained by the Adviser primarily as an administrative convenience for shareholders of other Eaton Vance Funds and is not actively marketed to the public as a stand-alone investment product.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for each Fund. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and each Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and each Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and each Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Funds to continue to share such benefits equitably.

Eaton Vance Money Market Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Cash Management Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Parametric" refers to Parametric Portfolio Associates. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 4 private companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	173	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	173	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College (since 2003). Adjunct Professor of Finance, Peking University, Beijing, China (since 2005). Formerly, Dean, Carroll School of Management, Boston College (2000-2003).	173	Director of Federal Home Loan Bank of Boston (a bank for banks) and BJ's Wholesale Clubs (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Eaton Vance Money Market Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 75 registered investment companies managed by EVM or BMR.

John R. Baur 2/10/70	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto he was an Account Team Representative in Singapore for Applied Materials Inc. Officer of 33 registered investment companies managed by EVM or BMR.

Michael A. Cirami 12/24/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, attended the University of Rochester William E. Simon Graduate School of Business Administration (2001-2003), and prior thereto he was a Team Leader for the Institutional Services Group for State Street Bank in Luxembourg. Officer of 33 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, Sector Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of 30 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Duke E. Laflamme 7/8/69	President of the Portfolio	Since 2008	Vice President of EVM and BMR. Officer of 19 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President	Of the Trust since 2006 and of the Portfolio since 2002	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Eaton Vance Money Market Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 81 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008(2)	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2008, Ms. Campbell served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-262-1122.

Investment Adviser of Cash Management Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Mutual Funds Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

131-12/08  MMSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the last two full fiscal years ended, December 31, 2006, from January 1, 2007 to October 31, 2007, and October 2008, by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	12/31/2006	1/1/2007– 10/31/2007	10/31/2008

Audit Fees	$37,300	$31,000	$33,125

Audit-Related fees (1)	0	$0	$0

Tax Fees (2)	$7,275	$30,000	$31,550

All Other Fees (3)	$0	$0	$1,465

Total	$44,575	$61,000	$66,140

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

During the Portfolio’s fiscal years ended December 31, 2006, from January1, 2007 to October 31, 2007, and October 2008, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s  two full fiscal years ended, December 31, 2006, from January 1, 2007 to October 31, 2007, and October 31, 2008, and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	12/31/2006	1/1/2007-10/31/2007	10/31/2008

Registrant	$7,275	$30,000	$33,015

Eaton Vance(1)	$100,698	$286,446	$317,301

(1)Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/Duke E. Laflamme
Duke E. Laflamme
President

December 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

December 11, 2008

By:	/s/Duke E. Laflamme
Duke E. Laflamme
President

December 11, 2008